Note 8 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2020	2019
	(In thousands)
Current:
Federal	$(1,912)	$(283)
State	1,187	93
Total	(725)	(190)

Deferred:
Federal	$14,251	$1,220
State	1,278	(310)
Total	15,529	910
Total income taxes (1)	$14,804	$720

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020	2019
Computed (expected tax rate)	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.6	3.2
State tax credits	(0.8)	0.7
Federal credits	(0.8)	1.0
Addition to uncertain tax positions	0.3	1.0
Other permanent differences not deductible	0.2	(0.2)
Change in valuation allowance	0.7	(0.2)
Tax law change	(2.8)	-
Other	0.6	(0.6)
Effective income tax rate	22.0%	25.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2020	2019
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,581	$5,124
Inventory valuation	163	-
Restructuring reserve	220	1,071
Employee benefits	2,219	2,030
Insurance	616	312
Other comprehensive loss	26,562	6,250
Interest	24	12
Future federal tax credits	-	654
Prepaid revenue	565	528
Other	186	298
Net operating loss and other tax attribute carryovers	2,233	5,628
Total assets	38,369	21,907
Deferred income tax liabilities:
Property basis and depreciation difference	12,664	13,049
Inventory valuation	-	534
Intangibles	208	286
Income from equity investment	1,239	-
Right of use assets	4,373	-
Pension	7,540	1,633
Total liabilities	26,024	15,502
Valuation allowance - non-current	4,473	3,988
Net deferred income tax asset	$7,872	$2,417

Summary of Income Tax Contingencies [Table Text Block]
	2020	2019
	(In thousands)
Beginning balance	$396	$855

Tax positions related to current year:
Additions	1,123	26

Tax positions related to prior years:
Additions	569	-
Reductions	(16)	(2)
Lapses in statues of limitations	(7)	(483)
Balance as of March 31,	$2,065	$396